INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Finished products	22,047	138,573	143,987
Products in process	126	794	675
Raw materials	8,776	55,161	94,376
	30,949	194,528	239,038
Less: provision for inventories	(1,384)	(8,699)	(7,951)
Inventories	29,565	185,829	231,087

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Movement of provision for inventories
Balance as at January 1	(1,261)	(7,951)	(5,443)
Provided during the year	(123)	(748)	(2,508)
Less: Written off during the year	-	-	-
Balance as at December 31	(1,384)	(8,699)	(7,951)